Employee Benefit Plan, Subsequent Event (Details) - EBP-43-1301883-004 [ASSP] - USD ($) $ in Thousands	1 Months Ended
	Jan. 31, 2026	Jan. 28, 2026	Dec. 31, 2025	Dec. 31, 2024
EBP, Subsequent Event [Line Items]
Net assets available for benefits			$ 2,409,768	$ 2,264,562
Subsequent Event
EBP, Subsequent Event [Line Items]
Transfer to (from) Plan	$ 1,300,000
Participant-Directed | Subsequent Event
EBP, Subsequent Event [Line Items]
Net assets available for benefits		$ 1,300,000